Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.62%
Denmark–0.19%
TCM Group A/S(a)(b)	48,837	$343,433
Finland–1.11%
Enento Group OYJ(a)	90,500	2,027,935
France–20.02%
Exail Technologies S.A.(b)	150,587	2,782,016
Gerard Perrier Industrie S.A.	56,783	6,066,534
HEXAOM(b)	110,490	1,593,920
Infotel S.A.	94,803	4,973,793
Kaufman & Broad S.A.	228,694	6,652,680
Linedata Services	40,177	2,294,071
Neurones	199,783	7,490,810
SES Imagotag S.A. Co. Ltd.(b)	11,000	1,278,438
Totalenergies EP Gabon	19,324	3,451,088
		36,583,350
Georgia–3.10%
TBC Bank Group PLC	155,992	5,658,388
Germany–4.84%
CompuGroup Medical SE & Co. KGaA	78,649	3,082,896
CTS Eventim AG & Co. KGaA	31,189	1,775,024
flatexDEGIRO AG(b)	300,740	2,637,044
MorphoSys AG(b)	49,430	1,348,724
		8,843,688
Greece–2.01%
Karelia Tobacco Co., Inc. S.A.	10,265	3,668,071
Ireland–1.87%
Origin Enterprises PLC	993,855	3,413,840
Israel–4.05%
Hilan Ltd.	142,809	7,395,156
Italy–4.56%
Gruppo MutuiOnline S.p.A.	85,783	2,258,455
MARR S.p.A.	236,352	2,998,016
Technogym S.p.A.(a)	397,739	3,073,839
		8,330,310
Netherlands–1.33%
SBM Offshore N.V.	185,296	2,430,986
Norway–1.20%
Bouvet ASA	414,124	2,198,665
Poland–6.10%
LiveChat Software S.A.	146,000	4,853,189
Mo-BRUK S.A.	37,144	2,267,353
Warsaw Stock Exchange	471,420	4,030,323
		11,150,865
Portugal–0.70%
Conduril - Engenharia S.A.	46,308	1,272,938
Shares		Value
Romania–0.92%
Fondul Proprietatea S.A.	18,836,533	$1,684,908
Sweden–2.69%
Kindred Group PLC, SDR	340,115	3,103,381
Proact IT Group AB	256,453	1,803,509
		4,906,890
Switzerland–4.19%
Carlo Gavazzi Holding AG	9,525	3,515,846
Kardex Holding AG	19,018	4,145,652
		7,661,498
United Kingdom–32.16%
4imprint Group PLC	34,000	2,159,883
City of London Investment Group PLC	728,000	3,375,348
Clarkson PLC	164,808	5,484,904
DCC PLC	89,027	4,991,011
Diploma PLC	231,427	8,455,022
Ergomed PLC(b)	198,720	3,241,536
FDM Group Holdings PLC	155,000	983,460
Gamma Communications PLC	144,000	1,913,097
Hays PLC	1,120,000	1,486,493
IG Group Holdings PLC	582,364	4,551,371
ME Group International PLC	2,052,000	3,945,887
Mortgage Advice Bureau Holdings Ltd.	326,891	2,118,060
Renew Holdings PLC(c)	860,626	7,472,008
Savills PLC	220,504	2,321,072
Serco Group PLC	1,695,918	3,075,076
XP Power Ltd.	110,931	3,188,987
		58,763,215
United States–1.58%
Signify N.V.	107,774	2,883,834
Total Common Stocks & Other Equity Interests (Cost $142,809,836)		169,217,970
Money Market Funds–3.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	1,888,232	1,888,232
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	1,985,074	1,985,471
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	2,157,979	2,157,979
Total Money Market Funds (Cost $6,030,633)		6,031,682
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-95.92% (Cost $148,840,469)		175,249,652
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 5.30%(d)(e)(f)	16,805	16,805

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.51%(d)(e)(f)	43,193	$43,193
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,003)		59,998
TOTAL INVESTMENTS IN SECURITIES—95.95% (Cost $148,900,472)		175,309,650
OTHER ASSETS LESS LIABILITIES–4.05%		7,403,892
NET ASSETS–100.00%		$182,713,542
Investment Abbreviations:
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $5,445,207, which represented 2.98% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,641,820	$15,768,753	$(16,522,341)	$-	$-	$1,888,232	$227,271
Invesco Liquid Assets Portfolio, Institutional Class	2,524,753	11,263,395	(11,801,673)	(489)	(515)	1,985,471	179,884
Invesco Treasury Portfolio, Institutional Class	3,019,224	18,021,432	(18,882,677)	-	-	2,157,979	244,208
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,206,552	(2,189,747)	-	-	16,805	4,084*
Invesco Private Prime Fund	-	5,608,670	(5,565,271)	(5)	(201)	43,193	10,852*
Total	$8,185,797	$52,868,802	$(54,961,709)	$(494)	$(716)	$6,091,680	$666,299

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$343,433	$—	$343,433
Finland	—	2,027,935	—	2,027,935
France	—	36,583,350	—	36,583,350
Georgia	—	5,658,388	—	5,658,388
Germany	—	8,843,688	—	8,843,688
Greece	—	3,668,071	—	3,668,071
Ireland	—	3,413,840	—	3,413,840
Israel	—	7,395,156	—	7,395,156
Italy	—	8,330,310	—	8,330,310
Netherlands	—	2,430,986	—	2,430,986
Norway	—	2,198,665	—	2,198,665
Poland	—	11,150,865	—	11,150,865
Portugal	1,272,938	—	—	1,272,938
Romania	—	1,684,908	—	1,684,908
Sweden	—	4,906,890	—	4,906,890
Switzerland	—	7,661,498	—	7,661,498
United Kingdom	—	58,763,215	—	58,763,215
United States	—	2,883,834	—	2,883,834
Money Market Funds	6,031,682	59,998	—	6,091,680
Total Investments	$7,304,620	$168,005,030	$—	$175,309,650
Invesco EQV European Small Company Fund